UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

LOGAN CIRCLE®
PARTNERS

Logan Circle Partners Core Plus Fund

Semi-Annual Report **April 30, 2019**

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 800-252-4993.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800-252-4993. Your election to receive reports in paper will apply to the fund held with your financial intermediary if you invest through a financial intermediary or Logan Circle Partners L.P. if you invest directly with the Fund.

Investment Adviser:
Logan Circle Partners L.P.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-252-4993; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 35.4%

	Face Amount	Value
COMMUNICATION SERVICES — 3.7%
AT&T
6.000%, 11/15/34	$20,000	$21,512
4.300%, 02/15/30	140,000	143,392
CBS
3.700%, 08/15/24	105,000	107,248
Charter Communications Operating
6.384%, 10/23/35	100,000	112,984
4.908%, 07/23/25	200,000	211,941
Comcast
4.600%, 10/15/38	65,000	69,949
3.227%, VAR ICE LIBOR USD 3 Month+0.630%, 04/15/24	85,000	85,232
Nokia
6.625%, 05/15/39	125,000	133,125
Sky
3.750%, 09/16/24 (A)	200,000	206,922
Sprint Communications
6.000%, 11/15/22	75,000	75,469
Sprint Spectrum
3.360%, 09/20/21 (A)	125,000	124,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Verizon Communications
4.016%, 12/03/29 (A)	$91,000	$95,017
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	145,000	149,002
Walt Disney
6.900%, 08/15/39 (A)	40,000	56,532
6.150%, 03/01/37 (A)	30,000	38,821

		1,631,834

CONSUMER DISCRETIONARY — 4.6%
Amazon.com
5.200%, 12/03/25	70,000	79,545
Anheuser-Busch InBev Worldwide
5.800%, 01/23/59	90,000	102,372
5.550%, 01/23/49	110,000	122,175
5.450%, 01/23/39	105,000	114,474
4.150%, 01/23/25	115,000	120,100
AutoNation
3.800%, 11/15/27	5,000	4,695
Bayer US Finance
3.375%, 10/08/24 (A)	30,000	29,369
Bayer US Finance II
4.375%, 12/15/28 (A)	200,000	200,676
Enterprise Development Authority
12.000%, 07/15/24 (A)	100,000	102,501
General Motors
4.875%, 10/02/23	175,000	184,358
General Motors Financial
3.450%, 04/10/22	25,000	25,122
Kohl’s
5.550%, 07/17/45	95,000	95,934
Land O’ Lakes
7.250%, 12/29/49 (A)	65,000	63,538
6.000%, 11/15/22 (A)	60,000	61,800
Lowe’s
3.650%, 04/05/29	90,000	90,035

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Mars
3.200%, 04/01/30 (A)	$120,000	$118,853
Newell Brands
5.000%, 11/15/23	120,000	122,315
NVR
3.950%, 09/15/22	65,000	66,639
QVC
4.375%, 03/15/23	80,000	80,906
Resorts World Las Vegas
4.625%, 04/16/29 (A)	180,000	178,536

		1,963,943

CONSUMER STAPLES — 1.6%
Altria Group
10.200%, 02/06/39	40,000	58,726
9.250%, 08/06/19	58,000	58,958
5.800%, 02/14/39	95,000	101,608
4.400%, 02/14/26	160,000	165,263
Constellation Brands
4.400%, 11/15/25	45,000	47,554
Kraft Heinz Foods
4.875%, 02/15/25 (A)	215,000	221,188
Reynolds American
8.125%, 05/01/40	45,000	56,006
6.875%, 05/01/20	30,000	31,087

		740,390

ENERGY — 6.0%
Canadian Oil Sands
7.750%, 05/15/19 (A)	20,000	20,030
4.500%, 04/01/22 (A)	30,000	30,723
Cenovus Energy
6.750%, 11/15/39	10,000	11,458
4.250%, 04/15/27	175,000	176,091
Cimarex Energy
4.375%, 06/01/24	70,000	72,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Concho Resources
3.750%, 10/01/27	$85,000	$85,214
Devon Financing
7.875%, 09/30/31	55,000	72,594
Energy Transfer Operating
6.050%, 06/01/41	105,000	112,268
5.250%, 04/15/29	115,000	123,804
4.500%, 04/15/24	65,000	67,880
Eni
4.000%, 09/12/23 (A)	200,000	205,020
EnLink Midstream Partners
5.450%, 06/01/47	10,000	8,825
5.050%, 04/01/45	140,000	120,400
EQM Midstream Partners
5.500%, 07/15/28	40,000	41,183
Hess
6.000%, 01/15/40	100,000	106,871
MPLX
5.500%, 02/15/49	40,000	43,179
5.200%, 03/01/47	60,000	61,791
4.800%, 02/15/29	65,000	69,104
4.500%, 04/15/38	70,000	67,135
National Oilwell Varco
2.600%, 12/01/22	110,000	107,899
NGPL PipeCo
4.375%, 08/15/22 (A)	20,000	20,500
Petroleos Mexicanos MTN
6.750%, 09/21/47	50,000	46,100
4.625%, 09/21/23	95,000	94,406
Rockies Express Pipeline
4.950%, 07/15/29 (A)	70,000	70,054
Sabine Pass Liquefaction
5.750%, 05/15/24	100,000	109,741
5.000%, 03/15/27	10,000	10,650
Saudi Arabian Oil MTN
2.875%, 04/16/24 (A)	200,000	196,963

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Sunoco Logistics Partners Operations
5.400%, 10/01/47	$25,000	$25,097
Tennessee Gas Pipeline
8.375%, 06/15/32	75,000	99,545
Williams
5.800%, 11/15/43	25,000	27,660
4.550%, 06/24/24	150,000	158,096

		2,463,043

FINANCIALS — 10.0%
American Express
3.700%, 08/03/23	75,000	77,089
Apollo Management Holdings
5.000%, 03/15/48 (A)	65,000	64,682
4.400%, 05/27/26 (A)	65,000	66,313
4.000%, 05/30/24 (A)	15,000	15,135
Athene Global Funding
2.750%, 04/20/20 (A)	80,000	79,885
Athene Holding
4.125%, 01/12/28	90,000	87,409
AXA Equitable Holdings
3.900%, 04/20/23	75,000	77,080
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/66	65,000	67,112
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	110,000	110,093
Bank of America MTN
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	20,000	20,904
Barclays MTN
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	175,000	178,484
BAT Capital
3.557%, 08/15/27	115,000	109,487
BB&T MTN
3.875%, 03/19/29	75,000	76,441
BGC Partners
5.375%, 07/24/23	65,000	67,342

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Canadian Imperial Bank of Commerce
3.500%, 09/13/23	$165,000	$169,216
Cantor Fitzgerald
4.875%, 05/01/24 (A)	65,000	65,101
Carlyle Holdings II Finance
5.625%, 03/30/43 (A)	10,000	10,092
Citigroup
8.125%, 07/15/39	80,000	121,133
4.650%, 07/23/48	65,000	70,131
Citigroup Capital III
7.625%, 12/01/36	15,000	19,133
Discover Bank
4.650%, 09/13/28	250,000	261,801
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (A)	65,000	64,734
Fifth Third Bancorp
3.650%, 01/25/24	75,000	77,111
Fifth Third Bank
2.875%, 10/01/21	130,000	130,518
First Union Capital II
7.950%, 11/15/29	35,000	44,593
Goldman Sachs Group
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	25,000	25,297
3.854%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/26	15,000	14,871
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	110,000	108,699
Goldman Sachs Group MTN
4.332%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	105,000	107,470
HSBC Bank
7.650%, 05/01/25	75,000	89,186
HSBC Bank USA, NY
5.875%, 11/01/34	20,000	24,153
ING Bank
5.800%, 09/25/23 (A)	235,000	256,594
JBS Investments GmbH
6.250%, 02/05/23 (A)	200,000	203,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
JPMorgan Chase
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/29	$55,000	$58,516
3.875%, 09/10/24	115,000	118,343
KKR Group Finance III
5.125%, 06/01/44 (A)	40,000	41,498
Mercury General
4.400%, 03/15/27	10,000	9,912
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/30	25,000	26,462
3.981%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/23	80,000	81,601
3.750%, 02/25/23	40,000	41,076
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (A)	15,000	15,100
Royal Bank of Scotland Group
3.875%, 09/12/23	200,000	201,828
Santander Holdings USA
4.450%, 12/03/21	125,000	129,132
SunTrust Bank
4.050%, 11/03/25	80,000	84,144
Toronto-Dominion Bank MTN
2.125%, 04/07/21	110,000	108,966
Validus Holdings
8.875%, 01/26/40	115,000	168,061
Wells Fargo
3.069%, 01/24/23	85,000	85,163
Wells Fargo MTN
4.750%, 12/07/46	20,000	21,032
4.150%, 01/24/29	85,000	88,392

		4,239,515

HEALTH CARE — 2.7%
AstraZeneca
2.375%, 06/12/22	110,000	108,477
Celgene
3.900%, 02/20/28	65,000	66,439

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
Cigna
3.200%, 09/17/20 (A)	$65,000	$65,216
Cigna Holding
3.050%, 10/15/27	15,000	14,160
CVS Health
5.050%, 03/25/48	90,000	88,804
4.100%, 03/25/25	280,000	285,158
3.700%, 03/09/23	100,000	101,404
3.350%, 03/09/21	105,000	105,749
Mylan
3.950%, 06/15/26	70,000	67,408
Takeda Pharmaceutical
4.400%, 11/26/23 (A)	210,000	220,751

		1,123,566

INDUSTRIALS — 2.3%
AerCap Ireland Capital DAC
5.000%, 10/01/21	190,000	197,573
Equifax
3.950%, 06/15/23	130,000	133,486
GE Capital International Funding Unlimited Co
4.418%, 11/15/35	200,000	187,326
2.342%, 11/15/20	200,000	197,837
General Electric MTN
5.875%, 01/14/38	40,000	43,162
United Airlines Pass-Through Trust, Ser 2018-1
4.600%, 03/01/26	19,330	19,639
United Technologies
3.950%, 08/16/25	65,000	67,911
3.650%, 08/16/23	135,000	138,375

		985,309

INFORMATION TECHNOLOGY — 1.6%
Avnet
4.875%, 12/01/22	90,000	94,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Broadcom
4.250%, 04/15/26 (A)	$85,000	$84,019
3.125%, 04/15/21 (A)	125,000	124,944
Dell International
8.350%, 07/15/46 (A)	100,000	123,078
Lam Research
3.750%, 03/15/26	105,000	107,799
Marvell Technology Group
4.200%, 06/22/23	80,000	81,496
QUALCOMM
2.600%, 01/30/23	100,000	99,237

		714,873

MATERIALS — 1.5%
Blue Cube Spinco
10.000%, 10/15/25	185,000	210,437
Braskem Finance
6.450%, 02/03/24	60,000	65,431
CF Industries
5.375%, 03/15/44	175,000	160,160
Freeport-McMoRan
5.450%, 03/15/43	115,000	103,788
New
6.250%, 11/15/22 (A)	110,000	99,825
WestRock MWV
7.375%, 09/01/19	20,000	20,286

		659,927

REAL ESTATE — 0.4%
CubeSmart
4.375%, 02/15/29	40,000	41,093
ERP Operating
4.150%, 12/01/28	40,000	42,925
Newmark Group
6.125%, 11/15/23	100,000	104,950

		188,968

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — 1.0%
CenterPoint Energy
3.600%, 11/01/21	$70,000	$71,309
Evergy
5.292%, 06/15/22	115,000	121,608
Exelon
2.850%, 06/15/20	105,000	105,037
Public Service of Colorado
2.250%, 09/15/22	110,000	108,569

		406,523

TOTAL CORPORATE OBLIGATIONS (Cost $14,637,817)		15,117,891

MORTGAGE-BACKED SECURITIES — 32.4%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 26.8%
FHLMC
5.500%, 06/01/41	8,200	8,983
4.500%, 05/01/48	427,510	446,706
4.000%, 08/01/44 to 09/01/48	617,834	636,773
3.500%, 08/01/30 to 11/01/48	1,079,866	1,097,972
FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.379%, 08/25/22 (B)	1,559,789	54,298
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
3.195%, VAR LIBOR USD 1 Month+0.700%, 09/25/22	4,150	4,156
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF52, Cl A
2.915%, VAR LIBOR USD 1 Month+0.420%, 09/25/28	15,000	15,036
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	205,000	204,166
FHLMC, Ser 2003-2725, Cl TA
4.500%, 12/15/33	5,000	5,437

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	$15,941	$17,939
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	59,121	63,127
FHLMC, Ser 2010-3653, Cl B
4.500%, 04/15/30	73,249	77,711
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	95,898	95,129
FHLMC, Ser 2018-4793, Cl CM
3.000%, 05/15/48	102,447	101,122
FNMA
6.000%, 09/01/39	1,532	1,714
5.500%, 04/01/36 to 07/01/40	39,456	43,156
5.000%, 02/01/31	43,680	46,160
4.500%, 04/01/35 to 08/01/48	204,681	216,734
4.000%, 06/01/42 to 02/01/49	1,159,787	1,195,275
3.500%, 07/01/30 to 09/01/47	500,809	507,733
3.130%, 07/01/25	55,986	57,358
3.040%, 01/01/28	165,000	163,582
3.000%, 11/01/46 to 04/01/47	1,330,525	1,316,484
2.550%, 07/01/26	118,920	115,271
FNMA Interest, Ser 2012-411, Cl A3
3.000%, 08/25/42	174,907	173,795
FNMA TBA
5.000%, 05/01/38	290,000	305,650
4.500%, 05/01/38	315,000	327,766
4.000%, 05/01/39	560,000	574,678
3.500%, 05/15/27 to 05/15/45	2,135,000	2,162,288
3.000%, 05/25/26 to 05/15/45	360,000	358,028
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	2,450	2,816

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2004-W12, Cl 1A1
6.000%, VAR LIBOR USD 1 Month+0.000%, 07/25/44	$16,505	$18,550
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	8,825	9,458
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	40,503	46,231
GNMA
5.500%, 07/20/43 to 09/20/43	10,530	11,535
5.283%, 05/20/60 (B)	10,726	10,774
4.589%, 06/20/62 (B)	23,577	23,700
4.564%, 12/20/66 (B)	153,964	166,063
4.506%, 01/20/67 (B)	67,869	73,307
4.500%, 03/15/42	115,981	122,074
GNMA, Ser 2010-H14, Cl BI, IO
1.300%, 07/20/60 (B)	243,811	4,423
GNMA, Ser 2017-H16, Cl PT
4.585%, 05/20/66 (B)	7,912	7,983
GNMA, Ser 2018-H04, Cl FJ
3.061%, VAR ICE LIBOR USD 12 Month+0.040%, 03/20/68	124,877	123,168
GNMA, Ser 2018-H13, Cl DF
2.850%, VAR ICE LIBOR USD 12 Month+0.020%, 07/20/68	380,148	374,132

		11,388,441

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.6%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
3.353%, VAR LIBOR USD 1 Month+0.880%, 09/15/34 (A)	100,000	100,064
Banc of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl AS
3.748%, 02/15/50	35,000	35,571
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
3.032%, VAR LIBOR USD 1 Month+0.555%, 01/25/35 (A)	24,379	24,167
Benchmark Mortgage Trust, Ser 2018-B8, Cl A5
4.232%, 01/15/52	55,000	59,306

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Benchmark Mortgage Trust, Ser 2019-B9, Cl A5
4.016%, 03/15/52	$180,000	$190,993
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
4.327%, VAR LIBOR USD 1 Month+1.854%, 11/15/31 (A)	19,015	19,016
COMM Mortgage Trust, Ser 2013-CR12, Cl A2
2.904%, 10/10/46	2,806	2,803
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	35,000	35,387
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	30,000	30,821
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	50,000	52,292
Credit Suisse Commercial Mortgage Trust Series, Ser 2007-C2, Cl B
5.820%, 01/15/49 (A)(B)	165,000	166,032
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 03/15/25	125,000	127,549
CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	14,180	14,058
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	100,000	103,081
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (A)	100,000	104,352
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/34 (A)(B)	100,000	101,518
DBGS Mortgage Trust, Ser 2019-1735, Cl A
3.843%, 04/10/29 (A)	110,000	113,481
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
4.870%, 04/25/35 (B)	4,327	4,397
FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.743%, 07/25/46 (A)(B)	25,000	25,105

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/28 (B)	$90,846	$92,408
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A)(B)	63,166	63,299
GE Commercial Mortgage Series Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/49 (B)	40,967	34,105
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/48	40,000	41,036
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (B)	10,000	10,359
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/50	50,000	50,961
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/37 (B)	887	897
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (B)	25,392	25,407
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/31 (A)(B)	25,000	25,562
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
4.347%, 07/25/35 (B)	6,253	6,314
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.491%, 07/15/40 (B)	200,000	200,568
Merrill Lynch Mortgage Investors Trust, Ser 2005-A10, Cl A
2.687%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/36	8,473	8,140
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
5.102%, 02/15/47 (B)	35,000	36,701

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.494%, 05/15/48 (B)	$25,000	$24,818
MortgageIT Trust, Ser 2005-1, Cl 1A1
3.117%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	5,713	5,714
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A)(B)	50,000	49,990
Seasoned Loans Structured Transaction Trust, Ser 2018-1, Cl A1
3.500%, 06/25/28	92,270	93,990
Seasoned Loans Structured Transaction, Ser 2018-2, Cl A1
3.500%, 11/25/28	129,444	131,938
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
4.277%, VAR LIBOR USD 1 Month+1.800%, 10/25/46	69,852	70,376
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl C
4.973%, VAR LIBOR USD 1 Month+2.500%, 06/15/29 (A)	46,000	46,014
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.485%, 03/15/48 (B)	50,000	51,442
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/46	587	586
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (B)	60,000	62,349

		2,442,967

TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,763,350)		13,831,408

U.S. TREASURY OBLIGATIONS — 24.0%

U.S. Treasury Bills
2.349%, 05/09/19 (C)	3,150,000	3,148,337
U.S. Treasury Bonds
3.375%, 11/15/48	495,000	538,138
3.000%, 08/15/48 to 02/15/49	1,775,000	1,795,112

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
U.S. Treasury Notes
2.625%, 02/15/29	$2,215,000	$2,237,583
2.500%, 01/15/22 to 02/28/26	1,550,000	1,560,810
2.250%, 04/30/24	420,000	419,360
2.125%, 03/31/24	540,000	535,992

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,163,122)		10,235,332

ASSET-BACKED SECURITIES — 13.1%

1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (A)	25,000	27,298
A10 Term Asset Financing, Ser 2017-1A, Cl A1FX
2.340%, 03/15/36 (A)	56,904	56,882
AccessLex Institute, Ser 2003-A
3.650%, 07/01/38 (B)	13,306	13,268
AccessLex Institute, Ser 2003-A, Cl A3
3.650%, VAR H15T3M+1.200%, 07/01/38	8,516	8,395
AccessLex Institute, Ser 2006-1, Cl B
3.101%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/37	28,179	27,307
AccessLex Institute, Ser 2007-A, Cl A3
2.951%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/36	210,291	206,726
American Tower Trust #1, Ser 2013-13, Cl 2A
3.070%, 03/15/48 (A)	40,000	39,878
Ascentium Equipment Receivables Trust, Ser 2018-1A, Cl A3
3.210%, 09/11/23 (A)	30,000	30,170
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.867%, 12/05/32 (A)(B)	100,000	101,214
Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl C
4.530%, 03/20/23 (A)	210,000	212,712
BSPRT Issuer, Ser 2018-FL4, Cl A
3.523%, VAR ICE LIBOR USD 1 Month+1.050%, 09/15/35 (A)	100,000	100,000
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/20	2,164	2,163
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.950%, 04/15/31 (A)	205,000	205,678

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/45 (A)	$328,681	$330,349
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40	40,900	40,976
Dryden 61 CLO, Ser 2018-61A, Cl A1
3.748%, VAR ICE LIBOR USD 3 Month+1.160%, 01/17/32 (A)	250,000	248,666
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	186,350	185,913
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/28 (A)(B)	365,000	360,511
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/22 (A)	375,000	376,287
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/26 (A)	136,302	135,039
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/57 (A)(B)	223,091	222,340
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	178,443	180,033
Morgan Stanley Capital I Trust, Ser 2007-TOP27, Cl AJ
6.144%, 06/11/42 (B)	120,848	127,380
Morgan Stanley Dean Witter Capital I Trust, Ser 2001-TOP3, Cl E
7.877%, 07/15/33 (A)(B)	32,861	34,431
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/27 (A)(B)	25,120	24,886
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
3.187%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/33	17,068	16,949
OBX Trust, Ser 2018-1, Cl A2
3.127%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/57 (A)	63,930	63,583
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/48 (A)(B)	355,061	360,783
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (A)	310,614	311,683
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	1,853	1,848
RMF Buyout Issuance Trust, Ser 2018-1, Cl A
3.436%, 11/25/28 (A)(B)	149,120	149,249

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
2.941%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	$19,824	$19,679
Sofi Consumer Loan Program Trust, Ser 2017-3, Cl A
2.770%, 05/25/26 (A)	63,169	63,118
Sofi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/26 (A)	100,000	99,793
Sofi Consumer Loan Program Trust, Ser 2017-6, Cl C
4.020%, 11/25/26 (A)	115,000	115,502
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A1
2.930%, 04/26/27 (A)	264,056	264,058
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/27 (A)	150,000	150,765
SoFi Professional Loan Program, Ser 2014-B, Cl A2
2.550%, 08/27/29 (A)	129,071	128,573
SoFi Professional Loan Program, Ser 2016-D, Cl A2B
2.340%, 04/25/33 (A)	274,307	270,522
South Carolina Student Loan, Ser 2015-A, Cl A
3.977%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	176,433	177,839
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A)(B)	87,471	87,684

TOTAL ASSET-BACKED SECURITIES (Cost $5,548,311)		5,580,130

MUNICIPAL BONDS — 0.2%

GEORGIA — 0.2%

Municipal Electric Authority of Georgia, Ser 2010-A, RB
7.055%, 04/01/57	40,000	46,273
6.637%, 04/01/57	30,000	33,094

TOTAL MUNICIPAL BONDS (Cost $86,746)		79,367

LOAN PARTICIPATIONS — 0.1%

SS&C Technologies Holdings, Term B-3 Loan, 1st Lien
4.733%, 04/16/25 (B)	24,873	24,876

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value

Sunguard Availability Services Capital, Term Loan
0.386%, 10/01/22	$31,277	$17,546

TOTAL LOAN PARTICIPATIONS (Cost $55,699)		42,422

TOTAL INVESTMENTS — 105.2% (Cost $44,255,045)		$44,886,550

Open futures contracts held by the Fund at April 30, 2019 are as follows:

Type of Contract	Number of Contracts Long		Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury
Note	16	Jun-2019	$1,961,444	$1,978,750	$17,306

Percentages are based on Net Assets of $42,664,663.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2019 was $9,155,033 and represents 21.5% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

The following is a list of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$15,117,891	$—	$15,117,891
Mortgage-Backed Securities	—	13,831,408	—	13,831,408
U.S. Treasury Obligations	—	10,235,332	—	10,235,332
Asset-Backed Securities	—	5,580,130	—	5,580,130
Municipal Bonds	—	79,367	—	79,367
Loan Participations	—	42,422	—	42,422

Total Investments in Securities	$—	$44,886,550	$—	$44,886,550

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$17,306	$–	$–	$17,306

Total Other Financial
Instruments	$17,306	$–	$–	$17,306

* Futures are valued at the unrealized appreciation on the instrument.

For the six months ended April 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $44,255,045)	$44,886,550
Cash Equivalents	1,429,375
Foreign Currency, at Value (Cost $238)	223
Receivable for Investment Securities Sold	926,790
Dividends and Interest Receivable	238,672
Receivable from Investment Adviser	19,288
Prepaid Expenses	17,776
Receivable for Capital Shares Sold	2,400
Reclaims Receivable	1,106

Total Assets	47,522,180

Liabilities:
Payable for Investment Securities Purchased	4,785,064
Payable due to Administrator	9,041
Payable due to Trustees	3,403
Chief Compliance Officer Fees Payable	1,955
Other Accrued Expenses	58,054

Total Liabilities	4,857,517

Net Assets	$42,664,663

NET ASSETS CONSIST OF:
Paid-in Capital	$41,791,465
Total Distributable Earnings	873,198

Net Assets	$42,664,663

I Class Shares
Net Assets	$42,664,657
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,298,518

Net Asset Value, Offering and Redemption Price Per Share	$9.93

R Class Shares
Net Assets	$6
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1

Net Asset Value, Offering and Redemption Price Per Share	$9.77	*

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND FOR THE PERIOD ENDED APRIL 30, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest	$654,587

Total Investment Income	654,587

Expenses
Investment Advisory Fees - (Note 5)	74,407
Administration Fees - (Note 4)	54,548
Trustees’ Fees	7,252
Chief Compliance Officer Fees - (Note 3)	2,877
Transfer Agent Fees - (Note 4)	32,538
Pricing Fees	22,803
Legal Fees	18,931
Registration Fees	18,455
Audit Fees	13,556
Printing Fees	7,080
Custodian Fees - (Note 4)	7,044
Insurance and Other Expenses	7,515

Total Expenses	267,006

Less:
Investment Advisory Fees Waived	(74,407)
Reimbursement of Expense from Investment Advisor	(108,896)

Net Expenses	83,703

Net Investment Income	570,884

Net Realized Gain on:
Investments	393,346
Futures Contracts	24,817

Net Realized Gain	418,163

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	972,145
Futures Contracts	27,938
Foreign Currency Translation	(2)

Net Change in Unrealized Appreciation	1,000,081

Net Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions	1,418,244

Net Increase in Net Assets Resulting from Operations	$1,989,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$570,884	$366,934
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	418,163	(195,441)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	1,000,081	(424,522)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,989,128	(253,029)

Distributions:
I Class Shares	(496,292)	(367,847)
R Class Shares	—	(4)

Total Distributions	(496,292)	(367,851)

Capital Share Transactions:

I Class Shares:
Issued	21,551,846	7,289,092
Reinvestment of Dividends	496,292	367,847
Redeemed	(912,265)	(101)

Increase from I Class Shares Capital Share Transactions	21,135,873	7,656,838

R Class Shares:
Reinvestment of Dividends	—	3
Redeemed	(100)	(42)

Decrease from R Class Shares Capital Share Transactions	(100)	(39)

Net Increase in Net Assets from Capital Share Transactions	21,135,773	7,656,799

Total Increase in Net Assets	22,628,609	7,035,919

Net Assets:

Beginning of Period	20,036,054	13,000,135

End of Period	$42,664,663	$20,036,054

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Shares Issued and Redeemed:

I Class Shares:
Issued	2,243,197	761,249
Reinvestment of Dividends	50,596	37,724
Redeemed	(93,620)	(10)

Increase in Shares Outstanding from I Class Share Transactions	2,200,173	798,963

R Class Shares:
Reinvestment of Dividends	—	—
Redeemed	(10)	(4)

Decrease in Shares Outstanding from R Class Share Transactions	(10)	(4)

Net Increase in Shares Outstanding from Share Transactions	2,200,163	798,959

Amounts designated as “—” are $0 have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

For a share outstanding throughout the year/period

	I Class Shares
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Year/Period	$9.55		$10.00	$10.11	$9.85	$10.00

Income from Operations:

Net Investment Income(2)	0.15		0.28	0.24	0.24	0.15

Net Realized and Unrealized Gain (Loss)	0.35		(0.45)	(0.01)	0.28	(0.17)

Total from Operations	0.50		(0.17)	0.23	0.52	(0.02)

Dividends and Distributions from:

Net Investment Income	(0.12)		(0.28)	(0.26)	(0.26)	(0.13)

Net Realized Gains	—		—	(0.08)	—	—

Total Dividends and Distributions	(0.12)		(0.28)	(0.34)	(0.26)	(0.13)

Net Asset Value, End of Year/Period	$9.93		$9.55	$10.00	$10.11	$9.85

Total Return †	5.27%		(1.73)%	2.43%	5.32%	(0.16)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$42,665		$20,036	$13,000	$10,518	$9,983
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45	%**	0.45%	0.45%	0.45%	0.45	%**
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.44	%**	3.26%	3.69%	3.97%	4.72	%**
Ratio of Net Investment Income to Average Net Assets	3.07	%**	2.84%	2.41%	2.43%	1.85	%**
Portfolio Turnover Rate	212	%***	311%	391%	508%	798	%***

Amounts designated as “—” are $0 or round to $0.

(1)	The Fund’s I Class Shares commenced operations on December 31, 2014.

(2)	Per share calculations were performed using average shares method.

**	Annualized.

***	Portfolio turnover is for the period indicated and has not been annualized.

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

For a share outstanding throughout the year/period

	R Class Shares
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Year/Period	$9.52		$9.98	$10.12	$9.86	$10.00

Income from Operations:

Net Investment Income(2)	0.12		0.27	0.24	0.24	0.15

Net Realized and Unrealized Gain (Loss)	0.25		(0.45)	(0.04)	0.28	(0.15)

Total from Operations	0.37		(0.18)	0.20	0.52	—

Dividends and Distributions from:

Net Investment Income	(0.12)		(0.28)	(0.26)	(0.26)	(0.14)

Net Realized Gains	—		—	(0.08)	—	—

Total Dividends and Distributions	(0.12)		(0.28)	(0.34)	(0.26)	(0.14)

Net Asset Value, End of Year/Period	$9.77		$9.52	$9.98	$10.12	$9.86

Total Return †	3.91%		(1.83)%	2.13%	5.31%	0.05%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$—		$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45	%**‡	0.45%‡	0.45%‡	0.45%‡	0.45	%**‡
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	1.44	%**	3.26%	2.49%	3.97%	4.72	%**
Ratio of Net Investment Income to Average Net Assets	2.62	%**	2.79%	2.43%	2.44%	1.85	%**
Portfolio Turnover Rate	212	%***	311%	391%	508%	798	%***

Amounts designated as “—” are $0 or round to $0.

(1)	The Fund’s R Class Shares commenced operations on December 31, 2014.

(2)	Per share calculations were performed using average shares method.

**	Annualized.

***	Portfolio turnover is for the period indicated and has not been annualized.

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	The Share Class is expected to run at the expense limit of 0.70% when assets are contributed.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the Logan Circle Partners Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2019, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

As of and during the six months ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund uses futures contracts for tactical hedging purposes as well as to enhance the Fund’s return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. The cumulative appreciation (depreciation) of futures contracts is included on the Statement of Assets and Liabilities as net unrealized appreciation (depreciation) on futures contracts.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statement of Operations as a component of net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2019.

For the six months ended April 30, 2019, the average balance of futures contracts as presented below, is representative of the volume of activity for this derivative type during the period:

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

Average Monthly Notional Value Balance Long:     $4,095,591

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2019, the Fund paid $54,548 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the six months ended April 30, 2019, the R Class Shares incurred no shareholder servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Logan Circle Partners, L.P., (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 29, 2020. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 29, 2020. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of April 30, 2019, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $349,911, expiring in 2019, $363,981, expiring in 2020, and $183,303, expiring in 2021. The Adviser is a wholly owned subsidiary of MetLife, Inc., a publicly held company.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2019, were as follows:

	U.S. Government	Other	Total
Purchases	$73,439,664	$18,109,861	$91,549,525
Sales	63,951,317	7,780,353	71,731,670

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2018 and 2017 were as follows:

Ordinary Income
2018	$367,851

2017	376,972

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$39,623
Capital Loss Carryforwards Short-Term	(296,242)
Unrealized Depreciation	(363,018)
Other Temporary Differences	(1)

Total Accumulated Losses	$(619,638)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. As of October 31, 2018, Capital loss carryforwards for the Fund were short-term losses of $285,438 and long-term losses of $10,804. Capital loss carry forwards are subject to IRC Section 382 limitation.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2019, were as follows:

	Aggregate	Aggregate	Net
Federal	Gross	Gross	Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	(Depreciation)	(Depreciation)
$44,255,045	$733,696	$(102,191)	$631,505

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

8. Other:

At April 30, 2019, 92% of I Class Shares total shares outstanding were held by two record shareholders and 98% of R Class Shares total shares outstanding were held by one record related party shareholder, owning 10% or greater of the aggregate total shares outstanding. These are comprised of omnibus accounts that are held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration/Risks:

The principal risks affecting shareholders’ investments in the Fund are set forth below:

Asset-Backed Securities Risk — Payment of principal and interest on asset backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019 (Unaudited)

presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. New Accounting Pronouncements:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements except as follows:

On or around July 1, 2019, the Logan Circle Partners Core Plus Fund will be renamed as the MetLife Core Plus Fund.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS APRIL 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS APRIL 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Logan Circle Partners Core Plus Fund
Actual Fund Return
I Class Shares	$1,000.00	$1,052.70	0.45%	$2.29
R Class Shares	1,000.00	1,039.10	0.45%(1)	2.28
Hypothetical 5% Return
I Class Shares	$1,000.00	$1,022.60	0.45%	$2.26
R Class Shares	1,000.00	1,021.32	0.70%	3.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(1)	The share class is expected to run at the expense limit of 0.70% when assets are contributed.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 6, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019

Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS CORE PLUS FUND APRIL 30, 2019

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Logan Circle Partners Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

Logan Circle Partners L.P.

1717 Arch Street, Suite 1500

Philadelphia, PA 19103

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche

1700 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

LCP-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2019

*	Print the name and title of each signing officer under his or her signature.